UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):    [  ] is a restatement.

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              First Trust Advisors L.P.
Address:           120 East Liberty Drive
                   Wheaton, Illinois  60187

13F File Number:   028-06487


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kathleen W. Brown
Title:    Chief Compliance Officer
Phone:    630.517.7591

Signature, Place, and Date of Signing:



 /s/ Kathleen W. Brown
____________________________________________________________
    Kathleen W. Brown    Wheaton, Illinois     February 9, 2011

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

028-13120      Macquarie Group Limited
028-04701      Aberdeen Asset Management PLC
028-13334      Confluence Investment Management LLC
028-12170      Energy Income Partners, LLC
028-06462      Chartwell Investment Partners